Segment Information - Schedule of Segment Reporting Information (Detail) - USD ($) $ in Thousands	3 Months Ended												12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Segment Reporting Information [Line Items]
Revenues													$ 2,880,013	$ 2,548,792	$ 2,460,490
Interest revenue													6,108	2,787	1,849
Interest expense													96,671	78,064	73,660
Depreciation and amortization													249,212	250,951	289,132
Income tax expense													61,684	65,088	78,468
Segment net income	$ 69,304	$ 12,331	$ 21,551	$ 79,091	$ 96,465	$ 10,204	$ 17,864	$ 69,308	$ 65,180	$ 2,472	$ 8,943	$ 75,446	182,277	193,841	152,041
Segment assets	7,357,729				6,237,066				5,581,126				7,357,729	6,237,066	5,581,126
Capital expenditures													765,914	623,649	529,531
Intersegment sales
Segment Reporting Information [Line Items]
Revenues													135,914	97,159	98,121
Operating Segments
Segment Reporting Information [Line Items]
Revenues													2,744,099	2,451,633	2,362,369
Other
Segment Reporting Information [Line Items]
Revenues													0	0	0
Interest revenue													0	0	0
Interest expense													741	345	0
Depreciation and amortization													0	0	0
Income tax expense													(727)	(437)	0
Segment net income													(1,542)	(1,337)	0
Segment assets	572				1,901				0				572	1,901	0
Capital expenditures													0	0	0
Gas Operations
Segment Reporting Information [Line Items]
Revenues													1,357,728	1,302,308	1,321,412
Interest revenue													6,020	2,784	1,848
Interest expense													81,740	69,733	66,997
Depreciation and amortization													191,816	201,922	233,463
Income tax expense													43,991	63,135	58,584
Segment net income													138,842	156,818	119,423
Segment assets	6,141,584				5,482,669				5,001,756				6,141,584	5,482,669	5,001,756
Capital expenditures													682,869	560,448	457,120
Gas Operations | Intersegment sales
Segment Reporting Information [Line Items]
Revenues													0	0	0
Gas Operations | Operating Segments
Segment Reporting Information [Line Items]
Revenues													1,357,728	1,302,308	1,321,412
Utility Infrastructure Services
Segment Reporting Information [Line Items]
Revenues													1,522,285	1,246,484	1,139,078
Interest revenue													88	3	1
Interest expense													14,190	7,986	6,663
Depreciation and amortization													57,396	49,029	55,669
Income tax expense													18,420	2,390	19,884
Segment net income													44,977	38,360	32,618
Segment assets	$ 1,215,573				$ 752,496				$ 579,370				1,215,573	752,496	579,370
Capital expenditures													83,045	63,201	72,411
Utility Infrastructure Services | Intersegment sales
Segment Reporting Information [Line Items]
Revenues													135,914	97,159	98,121
Utility Infrastructure Services | Operating Segments
Segment Reporting Information [Line Items]
Revenues													$ 1,386,371	$ 1,149,325	$ 1,040,957